Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Receivable [Abstract]
Accounts Receivable
5.	Accounts Receivable

Accounts receivable relate to amounts due from customers for services that have been performed and invoices that have been sent. Unbilled energy incentives relate to services that have been performed for the customer but have yet to be invoiced. Accounts receivables, and unbilled energy incentives consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Accounts receivable	4,597	5,916
Unbilled energy incentives earned	5,883	4,954
Total	10,480	10,870

5.	Accounts Receivables,

Accounts receivables relate to amounts due from customers for services that have been performed and invoices that have been sent. Unbilled energy incentives relate to services that have been performed for the customer but have yet to be invoiced. Accounts receivables, and unbilled energy incentives consist of the following at December 31:

	Year Ended December 31,
	2022	2021
	(in thousands)
Accounts receivable	$5,916	$4,677
Unbilled energy incentives earned	4,954	3,139
	$10,870	$7,816